Other assets and other liabilities - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Miscellaneous assets [abstract]
Advance payments and prepaid expenses	¥ 384,299	¥ 300,237	¥ 237,643
Income taxes receivable and other taxes receivable	169,580	118,914	186,718
Other	208,241	184,548	185,408
Total	762,120	603,699	609,769
Current assets	473,070	396,210	441,974
Non-current assets	¥ 289,050	¥ 207,489	¥ 167,795